Shareholders’ Equity (Details) - shares	Jun. 30, 2019	Dec. 31, 2018	Jun. 22, 2018
Class of Stock
Shares outstanding (shares)	133,909,834	129,073,591
Ordinary shares
Class of Stock
Shares outstanding (shares)	44,981,860	40,145,617
Deferred shares
Class of Stock
Shares outstanding (shares)	34,425	34,425	34,425
Deferred B shares
Class of Stock
Shares outstanding (shares)	88,893,548	88,893,548	88,893,548
Deferred C Shares
Class of Stock
Shares outstanding (shares)	1	1